Significant Accounting Estimates and Approximations	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Significant Accounting Estimates and Approximations

Note 3 - Significant Accounting Estimates and Approximations:

In the preparation of the financial statements, management is required to make use of estimates and assumptions which affect the implementation of the accounting policy and the reported amounts of assets, liabilities, income and expenses, regarding which there is a significant risk of the performance of significant adjustments to the carrying amounts of assets and liabilities during the next fiscal year.

Changes in accounting estimates are applied during the period when the estimate was changed.

In the process of applying the material accounting policies in the financial statements, the Group exercised discretion and took into account considerations regarding matters, which have a significant impact on the amounts which were recognized in the financial statements. Information about assumptions and estimates is included in the following notes:

Note 6 - Determination of the fair value of biological assets

The fair value of biological assets and the cost of inventory on the harvest date is determined based on the overall estimates of management for key assumptions.

Note 10 – Goodwill

To determine the recoverable amounts based on value in use, management estimates key underlying assumptions.

Note 12B(A) - Government grants

Income from Government grants is based on management estimates of amounts that will be received

Note 8D, 12A and 12B - Expected credit losses

Management measures expected credit loss allowance for receivables based on estimated loss rate.

Note 15 - Deferred taxes

Management estimates future taxable profits to measure deferred taxes.

Note 16 – Contingent liabilities

Management estimates magnitude and likelihood of outflow of resources.

Intercure Ltd.
Notes to the Consolidated Financial Statements